Debt - Schedule of Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Total debt	$ 108,473
Less deferred financing costs	0
Total debt less deferred financing fees	108,473
Less: Current portion	0
Total non-current debt, net of deferred financing fees	108,473
Convertible Debt | 2018 Convertible Notes
Debt Instrument [Line Items]
Total debt	19,862
Convertible Debt | 2019 Convertible Notes
Debt Instrument [Line Items]
Total debt	27,498
Convertible Debt | 2020 Convertible Notes
Debt Instrument [Line Items]
Total debt	15,294
Cantor Loan | Cantor Loan
Debt Instrument [Line Items]
Total debt	7,522
Columbia Loan
Debt Instrument [Line Items]
Total debt	$ 38,297